Contents of Significant Accounts - Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about bonds [Line Items]
Bonds payable		$ 48,517,631	$ 41,980,931
Less: Current portion		(24,841,770)	(7,499,426)
Net	$ 798,781	23,675,861	34,481,505
Discounts on bonds payable [Member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable		(878,701)	(1,215,401)
Unsecured domestic bonds payable [Member] | Cost [Member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable		31,200,000	25,000,000
Unsecured convertible bonds payable [Member] | Cost [Member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable		$ 18,196,332	$ 18,196,332